FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of Foreign Currency Denominated Financial Assets and Liabilities Which Expose the Group to Currency Risk	The amounts shown are those reported to key management, in US dollars:

	December 31, 2021		December 31, 2020
	Assets	Liabilities	Assets	Liabilities
	$	$	$	$
Bank overdraft	—	—	—	48,880
Trade receivables	10,338,493	—	4,497,469	—
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable	—	—	2,860,000	—
Credit facilities	—	—	—	5,842,320
Trade and other payables	—	6,813,836	—	1,079,926
Long term debt - balance of purchase price payable related to the acquisition of dealership rights	—	2,392,734	—	2,882,361
	10,338,493	9,206,570	7,357,469	9,853,487

Disclosure of Maturity of Contractual Obligations
The following tables set forth the maturity of our contractual obligations (including interest payments where applicable) as at December 31, 2021 and as at December 31, 2020:

	December 31, 2021
	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years
	$	$	$	$	$	$
Loans on research and development tax credits and subsidies receivable(1)	10,564,590	10,564,590	10,564,590	—	—	—
Trade and other payables	33,343,630	33,343,630	33,343,630	—	—	—
Dealership rights	2,392,734	2,392,734	2,392,734	—	—	—
Long-term debt	120,346	123,098	59,266	63,832	—	—
Purchase and other obligations	–	91,585,031	91,585,031	—	—	—
Lease obligations	62,209,317	87,389,875	7,953,283	16,046,201	12,345,355	51,045,036
Total contractual obligations	108,630,617	225,398,958	145,898,534	16,110,033	12,345,355	51,045,036
(1) Represents the amount outstanding under the loans governed by the Finalta Loan Agreement (Note 11.2)
24 - FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT (CONTINUED)
24.4 Liquidity risk analysis (continued)

	December 31, 2020
	Carrying amount	Contractual cash flows	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years
	$	$	$			$
Bank overdraft	91,076	91,076	91,076	—	—	—
Credit facilities	18,209,335	18,209,335	18,209,335	—	—	—
Loans on research and development tax credits and subsidies receivable	10,433,572	10,433,572	10,433,572	—	—	—
Trade and other payables	9,413,387	9,413,387	9,413,387	—	—	—
Long-term debt	26,817,815	27,141,693	27,019,000	104,647	18,046	—
Convertible debt instruments	18,866,890	30,828,063	—	25,244,960	5,583,103	—
Common shares, retractable	25,855,509	25,855,509	—	25,855,509	—	—
Lease obligations	7,719,108	8,437,469	1,814,635	3,611,369	2,784,335	227,130
Total	117,406,692	130,410,104	66,981,005	54,816,485	8,385,484	227,130

Disclosure of Amounts Managed by Capital Under Review
The amounts managed as capital by the Group for the reporting periods under review are summarized as follows:

	December 31, 2021	December 31, 2020
	$	$
Bank overdraft	—	91,076
Credit facilities	—	18,209,335
Long-term debt	2,513,080	26,817,815
Convertible debt instruments	–	18,866,890
Common shares, retractable	–	25,855,509
Less: Cash	241,702,030	—
Total net indebtedness	(239,188,950)	89,840,625

Shareholders' equity (deficiency)	368,681,834	(95,625,929)
Warrants issued as part of the business combination transaction	75,354,490	—
Total net indebtedness	(239,188,950)	89,840,625
Total capitalization	204,847,374	(5,785,304)

Total net indebtedness to total capitalization ratio	(117)%	(1553)%